SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION - (schedule of long-term loan) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Other loan Interest rate	14.00%
Other loan maturity	2026
Other loan	$ 2,000